                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09437
                                   ----------

         Lindbergh Funds
-----------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         5520 Telegraph Rd.  St. Louis, MO           63129
-----------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 314-416-0055

Date of fiscal year end:   8/31
                        ------------

Date of reporting period:  2/29/04
                         ---------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

                                                    Lindbergh
                                                       Signature Fund




An actively managed asset allocation fund.









                                                      Semi-Annual Report

                                                      February 29, 2004

TABLE OF CONTENTS
Management Discussion and Analysis                                           1
Performance Summary                                                          4
Schedule of Investments                                                      5
Statement of Assets & Liabilities                                            8
Statement of Operations                                                      9
Statement of Changes in Net Assets                                          10
Financial Highlights                                                        11
Notes to Financial Statements                                               12
Privacy Policy                                                              17


                            Lindbergh Signature Fund

Management Discussion and Analysis


March 24, 2004

Dear Fellow Shareholder:

Like many mutual funds, the Signature Fund's fiscal year, which ends August 31, is different than the calendar year. For the first half of its fiscal year, or the period ending February 29, 2004, the Signature Fund earned a 10.3% return. The S&P 500 earned 14.6% over this same period.

Since this is the first report of the new year, I'll briefly review calendar year 2003 results. After having been forced to endure three consecutive losing years, stock investors in early 2003 were clearly shell shocked and numb. But with an easy victory in Iraq, low interest rates, huge tax cuts, and signs of an improving economy, the stock market reversed course in mid-March and proceeded to move steadily higher through the remainder of the year.

As you can see in the accompanying table, returns earned by the various stock averages were quite impressive. Nonetheless, many stock indexes remain well below the peak levels reached in 2000. That, in itself, is testimony to the strength of the recent bear market. Even if the bear market is over and, as I'll describe below, that remains a very big IF, it has placed many stock averages in a very deep hole.


---------------------------- ---------- -----------
                             Calendar   Since
                              Year 2003 Inception*
---------------------------- ---------- -----------

Lindbergh Signature Fund         18.2%      -1.1%
S&P 500                          28.7%      -3.3%
Wilshire 5000                    31.7%      -2.6%
Russell 2000                     47.3%       5.5%
NASDAQ                           50.0%     -15.0%
---------------------------- ---------- -----------

*Fund inception  -
February 1, 2000
---------------------------- ---------- -----------

For calendar year 2003, the Signature Fund shareholders earned an 18.2% total return. The Fund's 2003 return lagged the stock averages, especially the more speculative small-stock Russell 2000 and the tech-heavy NASDAQ. I, however, was not disappointed by its 2003 return because, in part, an absolute return of 18.2% is well-above the return earned by the stock market over time. Also, the Fund outperformed the S&P 500, its target index, during each of its first three calendar years in operation. Finally, while I strive mightily to top the stock averages over all periods, as a practical matter, underperformance is, at times, unavoidable. I discussed some of the reasons for this in the September 2003 letter, which accompanied the Fund's 2003 annual report. Here's an excerpt:

". . . when managing an investment portfolio to limit losses, one must expect, at times, to incur costs in terms of lower returns. If, for example, the Signature Fund is defensively structured, and the stock market quickly reverses direction, moving from a general downtrend to an uptrend, Signature Fund returns will lag stock market returns until it becomes more fully invested.

"Such a reversal occurred in early March (2003) when the stock market began its current advance. As the evidence began to accumulate that the market was in for a more sustained advance, I greatly increased the equity component of the Signature Fund's portfolio. But by not fully participating in the early stages of this upward move, the Signature Fund thus far this year has . . .underperformed."

As you can see in the table, the Fund's "Since Inception" return is a -1.1% (annual rate) vs. a -3.3% annualized loss for the S&P 500. Given the stock market's recent strength, the size of the Fund's "Since Inception" performance advantage, relative to the S&P 500, narrowed considerably over the past year. This period, however, was but one battle in what will, most likely, be a long war.

Speaking of battles, the stock market has had to contend with many serious issues in recent years. While last year's gains provided a much needed salve to investors' wounds, many problems remain unresolved. Instead, these problems have been temporarily papered over with huge doses of economic stimuli. My concern is that once the punch bowl of tax cuts and artificially cheap credit is taken away, the bear market

                            Lindbergh Signature Fund
may come out of hibernation. In other words, it's quite likely that the bear market is not yet over; that last year's gains were simply a respite along the path to even lower stock prices. In the paragraphs below, I'll describe why risks for the economy and investors remain on the downside.

Due in part to the pending election, the Federal Reserve and Bush Administration are in a full-court press to boost economic growth. While they're not yet flying over the country dumping money from helicopters, they're certainly infusing the economy with massive doses of fiscal and monetary stimuli.

And if you follow this money trail, you quickly discover that this stimuli is all debt financed. Consider, for example, the federal budget. Even without the tax cuts, it's awash in red ink. Therefore, new tax cuts can only be funded by borrowing lots more money. And for better or worse, foreign investors are lending us much of the money needed to fund tax cuts and this helps maintain our profligate spending.

For its part, the Federal Reserve has forced short-term interest rates to 40-year lows. Among other things, this low interest rate environment, engineered by the Fed, encourages homeowners to refinance their home mortgages and borrow even more money. Government policies are purposely encouraging households to live and spend well beyond their means.

Net-net, all this borrowing artificially pumps up consumer spending. As a result of these policy initiatives, debt is growing much faster than the economy itself. Is it really surprising then, that each year it's taking more and more debt to sustain demand for the economy's goods and services?

If you strip away all the clutter, there's only one conclusion. With this huge dose of economic stimulus, all debt funded, we're simply borrowing our way to higher economic growth. Unfortunately, the bulk of this borrowing isn't being used to finance new plants and equipment, the very type of spending that helps promote future economic growth. Instead, we're borrowing to fund current consumption.

As we've seen in recent years, high levels of debt-financed consumption can easily boost short-term economic growth. But this poses several problems. First, it does nothing to promote future growth and second, it is not sustainable over the long term. Thus, today's economic growth isn't based on sound economic fundamentals, but short-term gimmicks, gimmicks driven in large part by the election cycle. Borrow and spend today . . . pay for it tomorrow - after the election. That is the real mantra of today's political leaders. One thing for sure, tomorrow will come, and pay we will.

While this debt gorging boosts short-term growth, it's destined to exert considerable drag on future economic growth. Quite simply, the laws of economics will soon force consumers to retrench, to pay off debts, and to live within their means. I expect, at the very least, this will lead to another round of economic sluggishness; a resumption of the post-bubble economic hangover. Also, the risk of another, deeper recession, while unlikely, is an increasing possibility.

This reminds me of another problem - the recent run up in stock prices. Before delving into this issue, let me say up front, I've greatly enjoyed the gains earned by fund shareholders this year. Nonetheless, the willingness of investors to again pour huge sums of money back into stocks is surprising. Is there, for example, anyone who still believes in all that new era hype? Surely not. Also, logic suggests that investors should still be licking their wounds, wounds inflicted by the grinding bear market. Finally, by the time-tested measures of intrinsic value, stocks, as a class, are more expensive than at any time except during the late stages of the market's final blowoff. Despite these facts, investors are returning to the stock market in droves. What's going on?

Many investors, it seems, have been sold on the idea that when the bubble burst, their main mistake was not to have cut losses. They should have just "jumped ship" once the market headed lower. Well, this time many investors plan to avoid this mistake, to get out before things get nasty. There's only one problem - they'll all try to head for the exits at the same time. This stampede could, in turn, precipitate a crash.

                            Lindbergh Signature Fund

Unfortunately, the stock market is again beginning to resemble a casino - just not as big a casino as the late 1990's monstrosity. The economy, on the other hand, is being held together by such short-term band-aids as tax cuts and ultra-low interest rates.

I wish I could offer a more cheerful assessment, but I keep coming back to one thing. What's better - to be realistic and right, or simply become a perennial optimist and incur unnecessary losses for your clients? I constantly strive to remain objective and then to share my un-sugarcoated views with you.

(For example, I've regularly conveyed my skepticism about the market's long-term potential going back to mid-1998. That is when I first used the term "bubble" to describe stock prices. During the subsequent six years, stock investors have endured an incredibly wild ride, but the stock market (S&P 500) shows only a negligible gain. Pundits, however, seem surprised, even taken aback, by such dismal results, but as the record shows, they came as no surprise to me, or those who follow my market commentary.)

When assessing the prospects for the economy and markets, my goal is to add value by being more right than wrong. A secondary and closely related goal is like the Boy Scouts's motto - Be Prepared - to the fullest extent possible. Finally, there is no such thing as perfection in this business, and you can't prepare for the unforeseeable. So when events unfold in ways that could not be anticipated, or one is simply wrong, it's important to be flexible; willing to bend, but not break.

Here's an example of how events didn't work out as planned. In last fall's annual report, I described why, in my view, economic growth going forward would likely disappoint. By most measures, economic growth certainly has, in recent months, fallen short of general expectations, but it has proven stronger than what I was anticipating. Perhaps for this reason, the stock market has likewise held up better than my expectations.

Also, I've been surprised that long-term interest rates are again approaching 40+ year lows. (Today's very low long-term interest rates has many investment pros scratching their heads. The most likely explanation is Japan. In its effort to prop up the yen, it is buying huge amounts of U.S. treasury bonds and this is pushing down longer-term interest rates.) This drop in rates is leading to another round of mortgage refinancing. Much of the money being taken out of refinanced mortgages will soon be spent. In addition, this year's tax cut, will be much larger than normal. These factors - mortgage refinancings and tax refunds - will provide a big boost to the economy's performance well into this summer.

I, however, expect at some point we must "pay the Piper" for speculative excesses in the stock market and our increasingly hefty debt burdens. I certainly don't want to be caught off-guard when this day of reckoning arrives. But I will be pleased, if it can be put off for another year, and during the interim, give us a chance to earn some profits.

For now at least, the Signature Fund is maintaining a close to fully-invested equity position. I am, though, prepared to quickly reduce the Fund's equity exposure if that day of reckoning hits sooner rather than later. Please stay tuned.

Respectfully yours,


/s/ Dewayne Wiggins

Dewayne Wiggins
President, Lindbergh Funds

                            Lindbergh Signature Fund

                               Performance Summary

                  Lindbergh         S&P
                  Signature         500
                     Fund          Index
                   ($9,557)      ($8,732)

       2/1/00     10,000.00    10,000.00
      3/31/00     10,301.72    10,770.52
      6/30/00     10,330.57    10,484.91
      9/30/00     10,577.15    10,383.49
     12/31/00      9,636.98     9,571.77
      3/31/01      8,482.25     8,436.55
      6/30/01      8,974.90     8,930.57
      9/30/01      7,764.79     7,620.51
     12/31/01      8,527.57     8,435.30
      3/31/02      8,571.01     8,458.23
      6/30/02      8,995.21     7,325.32
      9/30/02      7,979.54     6,060.18
     12/31/02      7,780.15     6,571.30
      3/31/03      7,721.88     6,364.28
      6/30/03      8,219.17     7,344.56
      8/31/03      8,670.02     7,619.56
      2/29/04      9,556.91     8,731.96

This graph shows the value of a hypo-thetical initial investment of $10,000 in the Fund and the S&P 500 Index on February 1, 2000, inception date for performance measurement, and held through February 29, 2004. The S&P 500 Index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's return represents past performance and is not a guarantee of future results.

                           Average Annual Total Return
                    For the Periods Ending February 29, 2004

                                                                 Since Inception
                                        One Year              (February 1, 2000)
 Lindbergh Signature Fund                25.30%                     -1.10%
 S&P 500 Index                           38.43%                     -3.27%

                            Lindbergh Signature Fund

           Schedule of Investments - February 29, 2004  (Unaudited)

           COMMON STOCKS - 48.41%

            Number of                                                                            Market Value
              Shares
                             Communication Equipment - 1.81%
                 7,930       UTStarcom, Inc. *                                                    $ 262,729
                                                                                             ---------------

                             Crude Petroleum & Natural Gas - 1.92%
                 6,762       Apache Corp.                                                           278,392
                                                                                             ---------------

                             Electromedical & Electrotherapeutic Apparatus - 2.29%
                 4,570       St. Jude Medical, Inc. *                                               332,011
                                                                                             ---------------

                             In Vitro & In Vivo Diagnostic Substances - 2.28%
                 6,470       IDEXX Laboratories, Inc.  *                                            330,423
                                                                                             ---------------

                             Miscellaneous Transportation Equipment - 1.96%
                 3,360       Polaris Industries, Inc.                                               284,558
                                                                                             ---------------

                             Orthopedic, Prosthetic & Surgical Appliances - 2.14%
                 5,920       Respironics, Inc. *                                                    309,675
                                                                                             ---------------

                             Pharmaceutical Preparations - 3.81%
                 7,500       American Pharmaceutical Partners, Inc. *                               267,750
                 3,760       Forest Laboratories, Inc. *                                            283,805
                                                                                             ---------------
                                                                                                    551,555
                                                                                             ---------------

                             Real Estate Investment Trusts - 4.25%
                14,560       Annaly Mortgage Management, Inc.                                       297,024
                 6,770       Kimco Realty Corp.                                                     317,852
                                                                                             ---------------
                                                                                                    614,876
                                                                                             ---------------

                             Retail - Apparel & Accessory Stores - 2.12%
                12,810       Pacific Sunwear of California, Inc. *                                  307,056
                                                                                             ---------------

                             Retail - Eating Places - 2.29%
                 8,100       Applebee's International, Inc.                                         331,371
                                                                                             ---------------

                             Retail - Women's Clothing Stores - 2.36%
                 8,000       Chico's Fashions, Inc. *                                               342,000
                                                                                             ---------------


  See accompanying notes which are an integral part of the financial statements.


                            Lindbergh Signature Fund

           Schedule of Investments - February 29, 2004  (Unaudited)


           COMMON STOCKS - 48.41% - continued


             Number of                                                                       Market Value
              Shares

                             Savings Institution, Federally Chartered - 2.40%
                 3,010       Golden West Financial Corp.                                          $ 347,414
                                                                                             ---------------

                             Services - Computer Programming Services - 2.72%
                 8,310       Cognizant Technology Solutions Corp. *                                 394,226
                                                                                             ---------------

                             Services - Educational Services - 2.07%
                 4,990       Corinthian Colleges, Inc. *                                            300,148
                                                                                             ---------------

                             Services - Equipment Rental & Leasing - 2.04%
                 9,075       Rent-A-Center, Inc. *                                                  295,028
                                                                                             ---------------

                             Services - Nursing & Personal Care Facilities - 1.81%
                 7,460       Sunrise Senior Living, Inc. *                                          262,294
                                                                                             ---------------

                             Services - Personal Services - 2.59%
                 8,670       Regis Corp.                                                            374,717
                                                                                             ---------------

                             Services - Pharmacy Services - 1.71%
                 3,400       Express Scripts, Inc. *                                                247,384
                                                                                             ---------------

                            Surety Insurance - 2.11%
                 4,640       MBIA, Inc.                                                             305,266
                                                                                             ---------------

                             Surgical & Medical Instruments & Apparatus - 1.84%
                 3,000       Stryker Corp.                                                          266,190
                                                                                             ---------------

                             Wholesale - Computers & Peripheral
                                  Equipment & Software - 1.89%
                 5,740       ScanSource, Inc. *                                                     273,568
                                                                                             ---------------

           TOTAL COMMON STOCKS (Cost $5,284,262)                                                  7,010,881
                                                                                             ---------------

                             Exchange-Traded Funds - 11.43%
                31,000       iShares MSCI Japanese Index Fund                                       301,010
                 8,000       iShares Russell 2000 Value Index Fund                                1,354,960
                                                                                             ---------------

           TOTAL EXCHANGE-TRADED FUNDS (Cost $1,566,934)                                          1,655,970
                                                                                             ---------------


 See accompanying notes which are an integral part of the financial statements.

                            Lindbergh Signature Fund


           Schedule of Investments - February 29, 2004  (Unaudited)


           SHORT-TERM INVESTMENTS - 40.22%

             Principal                                                                        Market Value
              Amount

                             U.S. Treasury & Agency Obligations - 34.49%
           $   5,000,000     U.S Treasury Bill, 4/15/2004 (a) (Cost $4,994,385)                 $ 4,994,410
                                                                                             ---------------

                             Money Market Securities - 5.73%
                829,392      Money Market Fiduciary, 0.26%, (b) (Cost $829,392)                     829,392
                                                                                             ---------------

                             TOTAL INVESTMENTS (Cost $12,674,973) - 100.06%                      14,490,653
                                                                                             ---------------

                             Other assets less liabilities - (0.06)%                                 (8,448)
                                                                                             ---------------

                             TOTAL NET ASSETS - 100.00%                                         $14,482,205
                                                                                             ===============


  * Non-income producing.
 (a) A portion of the security held at broker as collateral for futures trading.
 (b) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.



 See accompanying notes which are an integral part of the financial statements.

                            Lindbergh Signature Fund

      Statement of Assets & Liabilities  (Unaudited)                                             February 29, 2004



      ASSETS
                                                                                                       Amount

         Investments in securities, at value (cost $12,674,973)                                         $ 14,490,653
         Receivable from Adviser                                                                               8,140
         Interest receivable                                                                                     141
         Dividends receivable                                                                                    301
         Variation margin on futures contracts                                                                 3,950
                                                                                                ---------------------
              Total assets                                                                                14,503,185
                                                                                                ---------------------

      LIABILITIES
                                                                                                         Amount

         Accrued administration, fund accounting and transfer agent fees                                     $ 9,501
         Accrued investment adviser fee                                                                        8,140
         Accrued expenses                                                                                      3,273
         Trustee fees payable                                                                                     66
                                                                                                ---------------------
              Total liabilities                                                                               20,980
                                                                                                ---------------------

         Net Assets                                                                                       14,482,205
                                                                                                ---------------------

      SOURCES OF NET ASSETS

                                                                                                           Amount
         Net Assets consist of:
         Paid in capital                                                                                $ 16,025,898
         Accumulated net investment income (loss)                                                           (143,694)
         Accumulated net realized gain (loss) on investments                                              (3,555,590)
         Net unrealized appreciation (depreciation) on:
           Investments                                                                                     1,815,680
           Futures contracts                                                                                 339,911
                                                                                                ---------------------

         Net Assets                                                                                     $ 14,482,205
                                                                                                =====================

         Shares of capital stock outstanding (no par value, unlimited shares authorized)                     161,986

         Net asset value, offering and redemption price per share ($14,482,205 / 161,986)                    $ 89.40
                                                                                                =====================


 See accompanying notes which are an integral part of the financial statements.

                            Lindbergh Signature Fund

     Statement of Operations  (Unaudited)
     -  for the six months ended February 29, 2004


     INVESTMENT INCOME
                                                                                                             Amount

           Dividend income                                                                                 $ 26,300
           Interest income                                                                                   24,658
                                                                                                   -----------------
           Total Income                                                                                      50,958
                                                                                                   -----------------

     EXPENSES
                                                                                                            Amount

           Investment adviser fee (Note 3)                                                                 $ 50,243
           Legal expenses                                                                                     7,979
           Administration expenses                                                                            8,981
           Fund accounting expenses                                                                           8,981
           Transfer agent expenses                                                                            8,832
           Auditing expenses                                                                                  5,377
           Custodian expenses                                                                                 3,405
           Registration expenses                                                                              2,475
           Trustee expenses                                                                                   1,992
           Pricing expenses                                                                                   1,579
           Printing expenses                                                                                    529
           Miscellaneous expenses                                                                               211
           Insurance expenses                                                                                   941
                                                                                                   -----------------
           Total expenses before waived & reimbursed expenses                                               101,525
           Expenses waived & reimbursed by Adviser (Note 3)                                                 (51,338)
                                                                                                   -----------------
           Total operating expenses                                                                          50,187
                                                                                                   -----------------
           Net Investment Income (Loss)                                                                         771
                                                                                                   -----------------

     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

                                                                                                              Amount
           Net realized gain (loss) on:
                  Investment securities                                                                   $ 436,790
                  Options                                                                                  (164,885)
                  Futures contracts                                                                         209,367
           Change in net unrealized appreciation (depreciation) on:
                  Investment securities                                                                     509,781
                  Options                                                                                    23,951
                  Futures contracts                                                                         308,307
                                                                                                   -----------------
           Net realized and unrealized gain (loss) on investment securities                               1,323,311
                                                                                                   -----------------
           Net increase (decrease) in net assets resulting from operations                              $ 1,324,082
                                                                                                   =================


 See accompanying notes which are an integral part of the financial statements.

                            Lindbergh Signature Fund

Statement of Changes in Net Assets


                                                                          Six months ended
                                                                         February 29, 2004          Year ended
                                                                             (Unaudited)          August 31, 2003
                                                                       -----------------------   ------------------

      Operations
        Net investment income (loss)                                                    $ 771              $ 8,424
        Net realized gain (loss) on investment securities, options
             and futures contracts                                                    481,272             (205,333)
        Change in net unrealized appreciation (depreciation)                          842,039            1,060,926
                                                                       -----------------------   ------------------
        Net increase (decrease) in net assets resulting from operations             1,324,082              864,017
                                                                       -----------------------   ------------------

      Distributions
        From net investment income                                                     (8,438)             (36,432)
                                                                       -----------------------   ------------------
        Total distributions                                                            (8,438)             (36,432)
                                                                       -----------------------   ------------------

      Share Transactions
        Proceeds from shares sold                                                     510,085            1,754,615
        Shares issued in reinvestment of distributions                                  8,438               36,432
        Shares redeemed                                                              (226,543)             (39,650)
                                                                       -----------------------   ------------------
        Net increase (decrease) in net assets resulting
           from share transactions                                                    291,980            1,751,397
                                                                       -----------------------   ------------------
      Total Increase (Decrease) in Net Assets                                       1,607,624            2,578,982
                                                                       -----------------------   ------------------

      Net Assets
        Beginning of period                                                        12,874,581           10,295,599
                                                                       -----------------------   ------------------

        End of period                                                            $ 14,482,205         $ 12,874,581
                                                                       =======================   ==================

      Accumulated net investment income (loss)                                       $ (7,667)          $ (136,026)
                                                                       -----------------------   ------------------

      Transactions in Fund Shares:
        Shares sold                                                                     5,797               24,027
        Shares reinvested                                                                 100                  495
        Shares redeemed                                                                (2,606)                (537)
                                                                       -----------------------   ------------------
        Net increase (decrease) in number of shares outstanding                         3,291               23,985
                                                                       =======================   ==================



See accompanying notes which are an integral part of the financial statements.

                            Lindbergh Signature Fund

Financial Highlights


                                                                        Years Ended
                                          Six months ended               August 31,
                                                             ----------------------------------
                                         February 29, 2004                                        Period ended
                                           (Unaudited)         2003        2002        2001      August 31, 2000(a)
                                         ----------------    ---------------------------------------------------

     Selected Per Share Data:
     Net asset value, beginning of period        $ 81.13      $ 76.43      $ 79.72    $ 111.21         $ 100.00
                                         ----------------    ---------   ----------  ----------  ---------------
     Income from investment operations
        Net investment income                       0.02         0.06         0.26        1.52             4.18
        Net realized and unrealized gain (loss)     8.30         4.90        (2.07)     (28.05)            8.75
                                         ----------------    ---------   ----------  ----------  ---------------
     Total from investment operations               8.32         4.96        (1.81)     (26.53)           12.93
                                         ----------------    ---------   ----------  ----------  ---------------
     Less Distributions:
        From net investment income                 (0.05)       (0.26)       (1.48)      (3.26)           (1.71)
        From net realized gain                         -            -            -       (1.70)           (0.01)
                                         ----------------    ---------   ----------  ----------  ---------------
     Total distributions                           (0.05)       (0.26)       (1.48)      (4.96)           (1.72)
                                         ----------------    ---------   ----------  ----------  ---------------

     Net asset value, end of period              $ 89.40      $ 81.13      $ 76.43     $ 79.72         $ 111.21
                                         ================    =========   ==========  ==========  ===============

     Total Return                                 10.26% (b)    6.52%       -2.34%     -23.28%           13.07% (b)

     Ratios and Supplemental Data:
     Net assets, end of period (000)            $ 14,482     $ 12,875     $ 10,296    $ 12,928         $ 15,482
     Ratio of expenses to average net assets       0.75% (c)    0.75%        0.75%       0.75%            0.75% (c)
     Ratio of expenses to average net assets
        before waiver & reimbursement              1.51% (c)    1.69%        1.72%       1.57%            2.00% (c)
     Ratio of net investment income to
        average net assets                         0.01% (c)    0.08%        0.32%       1.66%            4.33% (c)
     Ratio of net investment income to
        average net assets before waiver
        & reimbursement                           (0.75)%(c)    (0.87)%      (0.65)%     0.85%            3.08% (c)
     Portfolio turnover rate                      24.01%       74.13%       63.69%      62.79%            5.38%


(a) For the period October 1, 1999 (effective date of registration) to August 31, 2000.
(b) Not annualized.
(c) Annualized.

                            Lindbergh Signature Fund

         Lindbergh Signature Fund
         Notes to the Financial Statements
         February 29, 2004  (Unaudited)

         ----------------------------------------------------------------------

Note 1 - General

The Lindbergh Signature Fund (the "Fund") is organized as a non-diversified series of Lindbergh Funds, a Massachusetts business trust (the "Trust"), pursuant to a trust agreement dated June 16, 1999. The Lindbergh Signature Fund's primary objective is to increase the value of your investment over the long-term through capital appreciation and earned income. Capital preservation is an important but secondary objective. The Fund seeks to achieve this objective by investing in common stocks, bonds and money market instruments in proportions consistent with their expected returns and risk as assessed by the Fund's adviser, Lindbergh Capital Management, Inc. (the "Adviser"). In evaluating potential risk and return tradeoffs, the Adviser reviews general macro-economic conditions, Federal Reserve policy and employs various analytical models.

When, in the Adviser's judgment, conditions are favorable for stock investments, the fund will normally be fully invested in commons stocks. If however, in the Adviser's view, stock market conditions are less favorable for investors, all or a portion of Fund assets will be shifted out of stocks and into such fixed income investments as bonds and cash. The Fund is permitted to be 100% invested in any one of the three asset classes - stocks, bonds, or cash. The trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series of funds currently authorized by the Board.


Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

      A) Portfolio Valuations

Securities that trade on an organized exchange are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the reported closing price. Lacking a closing price, the securities are valued at the average of the closing bid and asked prices. Debt securities maturing in 60 days or less are usually valued at amortized (gradually reduced) cost. Longer-term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" - which is determined or directed by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such services. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.

                            Lindbergh Signature Fund

         Lindbergh Signature Fund
         Notes to the Financial Statements
         February 29, 2004  (Unaudited) - continued

         -----------------------------------------------------------------------

Note 2 - Significant Accounting Policies - (continued)

     B)  Futures Contracts

The Fund uses index futures contracts, when appropriate, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The Fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The Fund will not effect a futures or options transaction if the aggregate value of the Fund's securities subject to outstanding futures and options would exceed 100% of the Fund's total assets. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Fund and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

    C)  Portfolio Transactions and Related Income

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

    D)  Dividends and Distributions to Shareholders

The Fund intends to comply with federal tax rules regarding the distribution of substantially all of its net investment income as dividends to its shareholders on an annual basis, and to distribute its net long-term capital gains and its short-term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carryovers, such gains will not be distributed.

    E)  Federal Income Taxes

The Fund endeavors to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

                            Lindbergh Signature Fund

         Lindbergh Signature Fund
         Notes to the Financial Statements
         February 29, 2004  (Unaudited) - continued

         -----------------------------------------------------------------------

Note 2 - Significant Accounting Policies - (continued)

      F)  Other

Accounting principles generally accepted in the United States of America require that permanent tax differences relating to shareholder distributions be reclassified to paid-in capital.

      G)  Estimates

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 3 - Agreements and Other Transactions with Affiliates

The Fund retains Lindbergh Capital Management, Inc., (the "Adviser") to manage the Fund's investments. The Adviser will be paid an advisory fee equal to 0.75% of the average annual net assets of the Fund. Actual total expenses, including advisory fees, will not exceed 0.75% because the Adviser's contract with the Fund requires it to reimburse fund expenses to maintain total annual fund operating expenses at 0.75% through August 31, 2004, and to inform the Fund prior to that date, if the commitment is to continue. For the six months ended February 29, 2004, the Adviser earned fees of $50,243, and waived all fees earned and reimbursed expenses to the Fund of $1,095. Certain members of management of the Adviser are also members of management of the trust.

The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Adviser and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. As of February 29, 2004 the distribution plan has not been activated.


Note 4 - Securities Transactions

For the six months ended February 29, 2004, purchases and sales proceeds from investment securities, excluding short-term investments and U.S. government obligations were as follows:

                                                 Purchases          Sales
         Lindbergh Signature Fund               $2,454,332        $1,873,609

                            Lindbergh Signature Fund

         Lindbergh Signature Fund
         Notes to the Financial Statements
         February 29, 2004  (Unaudited) - continued

         -----------------------------------------------------------------------

         Note 5 - Unrealized Appreciation (Depreciation)

At February 29, 2004, the cost for federal income tax purposes is $12,674,973 and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

                                                                       Net
                               Appreciation      Depreciation      Appreciation

Lindbergh Signature Fund        $1,865,264         $(49,584)         $1,815,680

At February 29, 2004, the aggregate settlement value of open futures contracts expiring in March 2004 and the related unrealized appreciation (depreciation) were:

                        Number of               Aggregate            Unrealized
Futures Contracts       Long Contracts       Settlement Value      Appreciation

NASDAQ 100 Index               5                 $735,750             $34,260

S&P 500 Index                  17               $4,864,550            $305,651


Note 6 - Related Party Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2004 Charles Schwab & Co. holds 97.98% of outstanding Fund shares in an omnibus account for the benefit of others.


Note 7 - Distributions To Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2003 and 2002 were as follows:


Distributions paid from:           2003           2002
                               ------------- ---------------
      Ordinary Income            $ 36,432       $ 230,003
      Short-term gain                   -               -
      Long-term gain                    -               -
                               ------------- ---------------
                                 $ 36,432       $ 230,003
                               ============= ===============

On December 24, 2003, the Fund paid an income dividend of $0.0531 per share to shareholders of record on December 23, 2003. During the six months ended February 29, 2004, the Fund paid ordinary income distributions of $8,438.

                            Lindbergh Signature Fund

         Lindbergh Signature Fund
         Notes to the Financial Statements
         February 29, 2004  (Unaudited) - continued

         -----------------------------------------------------------------------

Note 8 - Change of Auditors

On April 23, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

McCurdy's report on the Fund's balance sheet as of August 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of Cohen, there were no disagreements between the Fund and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                            Lindbergh Signature Fund

                    NOTICE OF PRIVACY POLICIES AND PROCEDURES

We collect non-public personal information about you from the following sources:
(i) information we receive from you on applications or other forms; and (ii) information about your transactions with us.

Our policies prohibit disclosure of non-public personal information about present or former individual shareholders to anyone, except as permitted or required by law and except as necessary for entities providing services to us, performing functions for us or maintaining records on our behalf, to perform the applicable function.

All services provided to you are through our service providers. All records containing your non-public personal information are at our service providers. These entities include our transfer agent, administrative service provider, and investment adviser. Contracts with these entities prohibit them from disclosing non-public personal information about you, require them to restrict access to the information to those employees who need to know that information, and, require them to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information. We restrict access to non-public personal information about you to the entities described above.

                            Lindbergh Signature Fund

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not Applicable

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 8, 2004 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Lindbergh Funds

By
*        /s/ Dewayne Wiggins
 -------------------------------------------
         Dewayne Wiggins, President

Date     May 4, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Dewayne Wiggins
 -------------------------------------------
         Dewayne Wiggins, President

Date     May 4, 2004

By
*        /s/ Freddie Jacobs, Jr.
 -------------------------------------------------------------
         Freddie Jacobs, Jr., Principal Accounting Officer

Date     May 4, 2004